Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities and commitments

	As at 30.06.23	As at 31.12.22
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	19,108	17,700
Performance guarantees, acceptances and endorsements	8,041	8,100
Total	27,149	25,800

Commitments
Documentary credits and other short-term trade related transactions	1,356	1,748
Standby facilities, credit lines and other commitments	324,223	333,229
Total	325,579	334,977